Net Income (Loss) Per Share Attributable to Class A Common Shareholders - Schedule of Weighted Average Potentially Dilutive Shares Excluded from Computation of Diluted Net Income (Loss) Per Share (Details) - shares
	3 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in Shares)	1,091,439	1,091,439
Warrants to purchase shares of Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in Shares)	1,075,327	1,075,327
PWP OpCo Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in Shares)	0	0
RSUs and PSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities (in Shares)	16,112	16,112